Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001566826
Amendment Description	Amendment No. 3
Document Type	S-1/A
Entity Registrant Name	LogicMark, Inc.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true